Note 3 - Acquisition of Domain Names and Deposits	6 Months Ended
Nov. 30, 2012
Notes
Note 3 - Acquisition of Domain Names and Deposits

NOTE 3 – ACQUISITION OF DOMAIN NAMES AND DEPOSITS

Our web site, www.gogreendirectories.com is currently under construction. We have also purchased www.gogreendirectories.net, www.gogreendirectories.org, and www.gogreendirectories.info. These sites will be automatically linked to the main site. All of these domain names were purchased for an initial two year period for $161.